Premises and equipment (Tables)	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment

Premises and equipment at March 31, 2011 and 2012 consist of the following:

	2011	2012
	(in millions of yen)
Land	266,827	271,083
Buildings	710,226	735,188
Equipment and furniture	466,667	480,068
Leasehold improvements	88,107	89,200
Construction in progress	28,777	11,575
Software	683,514	668,448

Total	2,244,118	2,255,562
Less: Accumulated depreciation and amortization	1,129,914	1,150,693

Premises and equipment—net	1,114,204	1,104,869